Compensation Plans (Amounts Recognized For Share-Based Payment Transactions) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation Costs Recorded for Cash-Settled Transactions	$ 63,000,000	$ 42,000,000	$ 28,000,000
Compensation Costs Recorded for Equity-Settled Transactions	3,000,000	5,000,000
Total Compensation Costs	66,000,000	47,000,000	28,000,000
Less: Total Compensation Costs Capitalized	(22,000,000)	(14,000,000)	(14,000,000)
Total Compensation Expense	44,000,000	33,000,000	14,000,000
General and Administrative Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total Compensation Expense	26,000,000	20,000,000	6,000,000
Operating Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total Compensation Expense	$ 18,000,000	$ 13,000,000	$ 8,000,000